Quarterly Information - Schedule of Quarterly Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,456,713	$ 4,225,514	$ 4,357,609	$ 4,399,440	$ 5,003,753	$ 5,701,869	$ 5,291,075	$ 5,108,444	$ 16,439,276	$ 21,105,141	$ 19,052,046
Gross margin	382,838	523,836	386,306	288,282	513,871	599,586	415,867	377,202
Net earnings (loss)	(15,288)	267,736	159,344	84,292	244,958	274,201	166,935	129,696	496,084	815,790	585,529
Net earnings (loss) attributable to Nucor stockholders	$ (62,022)	$ 227,126	$ 124,755	$ 67,800	$ 210,427	$ 245,447	$ 147,041	$ 111,031	$ 357,659	$ 713,946	$ 488,025
Basic	$ (0.19)	$ 0.71	$ 0.39	$ 0.21	$ 0.66	$ 0.76	$ 0.46	$ 0.35	$ 1.11	$ 2.22	$ 1.52
Diluted	$ (0.19)	$ 0.71	$ 0.39	$ 0.21	$ 0.65	$ 0.76	$ 0.46	$ 0.35	$ 1.11	$ 2.22	$ 1.52